Events after the reporting date (Details) $ / shares in Units, $ in Millions		1 Months Ended
	Feb. 05, 2020 USD ($) $ / shares	Jan. 31, 2020 shares $ / shares
Share Transactions [Member] | Restricted Shares [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares)		660,000
Number of shares, vested in year one (in shares)		253,334
Number of shares, vested in year two (in shares)		53,333
Number of shares, vested in year three (in shares)		153,333
Number of shares, vesting subject to certain market conditions (in shares)		200,000
Number of shares, vesting in year one to three (in shares)		460,000
Number of shares granted, share price (in dollars per share) | $ / shares		$ 3.5637
Share Transactions [Member] | Restricted Shares [Member] | Board of Directors [Member]
Restricted Shares [Abstract]
Number of shares, awarded (in shares) | $ / shares		150,000
Dividend Declared for Q1 [Member]
Dividend [Abstract]
Dividend declare date	Feb. 05, 2020
Dividend declared (in dollars per share) | $ / shares	$ 0.32
Dividends payable date	Feb. 25, 2020
Dividend record date	Feb. 18, 2020
Total dividend payment | $	$ 47.0